Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Events After Balance Sheet Date	Note 14 - Subsequent Events On January 13, 2023 the Company filed with the SEC a registration statement on form S-1 for the issuance and sale of up to $20,000,000 of its ADSs.